SIGNIFICANT TRANSACTIONS - Narrative (Details) - USD ($)		12 Months Ended
	Sep. 23, 2026	Jun. 30, 2026	Jan. 20, 2026
SIGNIFICANT TRANSACTIONS
Loss related to foreclosure		$ (181,305,248)
Liabilities subject to foreclosure, gross carrying amount		29,430,378
Assets subject to foreclosure		44,430,378
Assets subject to foreclosure
SIGNIFICANT TRANSACTIONS
Consideration offered from noteholders		15,000,000	$ 15,000,000
Court-awarded expenses		1,400,000
Loss related to foreclosure		181,305,248
Assets subject to foreclosure, gross carrying amount		224,335,626
Liabilities subject to foreclosure, gross carrying amount		29,430,378
Net assets reclassified as subject to foreclosure		194,905,248
Liabilities excluding assets subject to foreclosure		29,400,000
Assets subject to foreclosure		$ 44,400,000
Assets subject to foreclosure | Classification of assets as held for sale
SIGNIFICANT TRANSACTIONS
Amount of damages awarded	$ 110,100,000
Court-awarded expenses	$ 1,400,000